Share Capital - Summary of Calculation of Weighted Average Number of Common Shares (Detail) - shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Earnings per share [line items]
Issued common shares as at December 1	76,953,411	76,877,679
Weighted average number of common shares, basic and diluted	76,991,635	76,928,287
Share options [member]
Earnings per share [line items]
Effect of share options exercised	38,224	49,920
public issue common shares [member]
Earnings per share [line items]
Effect of issue common shares	0	688